Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Cash and Cash Equivalents in the Statement of Cash Flows

	2020 $m	2019 $m
Cash at bank and in hand	104	160

Short-term deposits	358	—

Money market funds	892	35

Repurchase agreements	321	—

Cash and cash equivalents as recorded in the Group statement of financial position	1,675	195

Bank overdrafts (note 22)	(51)	(87)

Cash and cash equivalents as recorded in the Group statement of cash flows	1,624	108